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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/ Michael Oporto           New York, New York         February 14, 2005
-------------------          ------------------------   -----------------
(Signature)                  (City, State)              (Date)

/s/ Henry Gooss              New York, New York         February 14, 2005
-----------------            -------------------------  -----------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------
Form 13F Information Table Entry Total:                   10
                                                    --------
Form 13F Information Table Value Total:             $192,792
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.
4.            Not Known                       Duba AB

                                                        Investor AB
                                                          Form 13F
                                               Quarter ended December 31, 2004

                                          MARKET     SHARES OR
                    TITLE OF              VALUE      PRINCIPAL    SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER      CLASS     CUSIP       (X1000)    AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE         SHARED     NONE
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
AMKOR               COM        031652100  $   8,417    1,260,000  SH         DEFINED            2    1,260,000
TECHNOLOGY INC
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
AXCAN PHARMA INC    COM        054923107  $   6,617      342,514  SH         DEFINED          2,3      342,514
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
CATERPILLAR         COM        149123101  $      49          500  SH         DEFINED            1          500
INC DEL
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
E M C CORP          COM        268648102  $   1,546      104,000  SH         DEFINED            1      104,000
MASS
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
ISTA                COM        45031X204  $  31,849    3,147,151  SH         DEFINED          2,3    3,147,151
PHARMACEUTICALS
INC
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
ILINC               COM        451724108  $     283      602,100  SH         DEFINED          2,3      602,100
COMMUNICATIONS
INC
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
KYPHON INC          COM        501577100  $  70,609    2,741,048  SH         DEFINED          2,3    2,741,048
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
LIFECELL CORP       COM        531927101  $     920      100,000  SH         DEFINED          2,3      100,000
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
TESSERA             COM        88164L100  $  71,054    1,909,552  SH         DEFINED            3    1,909,552
TECHNOLGIES INC
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
WYETH               COM        983024100  $   1,448       34,000  SH         DEFINED            1       34,000
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
------------------- --------- ----------- ---------- ------------ ---- ----- ----------- --------- ------------ ---------- ---------
REPORT SUMMARY      10 DATA RECORDS       $ 192,792      4 OTHER  MANAGERS  ON
                                                         WHOSE  BEHALF REPORT
                                                         IS FILED

